Debt, cash and cash equivalents and lease liabilities - Disclosure of Movement In Total Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of debt [line items]
Borrowings at beginning of period	€ 22,631	€ 24,568	€ 24,586
Repayments	(2,241)	(3,952)	(2,067)
New borrowings	0	2,019	1,997
Other cash flows	(812)	282	(153)
Currency translation differences (a)	381	(385)	237
Reclassification from non-current to current	0	0	0
Other items	291	99	(32)
Borrowings at end of period	20,250	22,631	24,568
Effect of changes in the scope of consolidation	299
Long-term debt
Disclosure of debt [line items]
Borrowings at beginning of period	19,745	20,131	22,007
Repayments	(38)	0	(12)
New borrowings	0	2,019	1,997
Other cash flows	0	0	0
Currency translation differences (a)	124	(152)	93
Reclassification from non-current to current	(2,704)	(2,285)	(3,964)
Other items	(4)	32	10
Borrowings at end of period	17,123	19,745	20,131
Short-term debt and current portion of long-term debt
Disclosure of debt [line items]
Borrowings at beginning of period	2,767	4,554	2,633
Repayments	(2,203)	(3,952)	(2,055)
New borrowings	0	0	0
Other cash flows	(615)	86	24
Currency translation differences (a)	248	(219)	14
Reclassification from non-current to current	2,704	2,285	3,964
Other items	282	13	(26)
Borrowings at end of period	3,183	2,767	4,554
Interest rate and currency derivatives used to manage debt
Disclosure of debt [line items]
Borrowings at beginning of period	119	(117)	(54)
Repayments	0	0	0
New borrowings	0	0	0
Other cash flows	(197)	196	(177)
Currency translation differences (a)	9	(14)	130
Reclassification from non-current to current	0	0	0
Other items	13	54	(16)
Borrowings at end of period	€ (56)	€ 119	€ (117)